Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Financial Assets and Liabilities
There have been no transfers between fair value measurement levels during the periods presented. The following table presents the fair value of the Company’s financial assets and liabilities according to the fair value hierarchy (in thousands):

	December 31, 2016			December 31, 2017
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial Assets
Cash and cash equivalents:
Cash	$42,499	$—	$—	$24,526	$—	$—
Money market accounts	37,166	—	—	38,483	—	—
Total cash and cash equivalents	79,665	—	—	63,009	—	—
Marketable securities:
Commercial paper	—	—	—	—	40,610	—
Corporate debt securities	—	—	—	—	58,948	—
U.S. government securities	—	—	—	—	23,826	—
Total marketable securities	—	—	—	—	123,384	—
Restricted cash	4,212	—	—	4,348	—	—
Total financial assets	$83,877	$—	$—	$67,357	$123,384	$—

Financial Liabilities
Warrant liabilities	$—	$—	$4,874	$—	$—	$—

Schedule of Activity for Warrant Liabilities
The following table presents the summary of the changes in the fair value of the Company’s Level 3 financial instruments as follows (in thousands):

Level 3
Balance as of December 31, 2015	$5,978
Revaluation of warrant liabilities	(1,104)
Balance as of December 31, 2016	4,874
Revaluation of warrant liabilities	727
Reclassification of preferred stock warrants to common stock warrants upon IPO	(4,173)
Exercise of preferred stock warrants	(1,428)
Balance as of December 31, 2017	$—